Accumulated Other Comprehensive Loss (Changes in Each Component of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	$ (5,423)		$ (5,379)
Other comprehensive income (loss) before reclassifications	(2,060)		(2,277)
Amounts reclassified from accumulated other comprehensive loss	220		393
Net current period other comprehensive loss	(1,840)	344	(1,884)	38
Ending Balance	(7,263)		(7,263)
Net Unrealized Gains and Losses on Investment Securities [Member]
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	3,774		4,141
Other comprehensive income (loss) before reclassifications	(2,060)		(2,380)
Amounts reclassified from accumulated other comprehensive loss			(47)
Net current period other comprehensive loss	(2,060)		(2,427)
Ending Balance	1,714		1,714
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Loss [Line Items]
Beginning Balance	9,197		(9,520)
Other comprehensive income (loss) before reclassifications			103
Amounts reclassified from accumulated other comprehensive loss	220		440
Net current period other comprehensive loss	220		543
Ending Balance	$ (8,977)		$ (8,977)